HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042          HV-6775 - PremierSolutions Cornerstone (Series II)

333-151805        HV-6777 - Hartford 403(b) Cornerstone Innovations(SM)

Supplement dated November 16, 2012 to your Prospectus

FUND CLOSURE

MSIF OPPORTUNITY PORTFOLIO – CLASS H

MSIF Opportunity Portfolio Sub-Account is closed to Contracts issued on or after January 2, 2013.

The Prospectus is amended to reflect the above change.

This supplement should be retained with the prospectus for future reference.